Commitments and Contingencies - Purchase Obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,179,776
2014	0
2015	387,100
Total	1,566,876
Drillship Shipbuilding Contracts [Member]
2013	1,179,776
2014	0
2015	387,100
Total	$ 1,566,876